Annual Operating Expenses - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity Large Cap Growth Enhanced Index Fund - Fidelity Large Cap Growth Enhanced Index Fund	Oct. 29, 2022
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%